Schedule of Investments(a)
July 31, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.64%
Aerospace & Defense–1.72%
Howmet Aerospace, Inc.	287,390	$27,503,223
Northrop Grumman Corp.	55,781	27,015,854
		54,519,077
Air Freight & Logistics–1.10%
United Parcel Service, Inc., Class B	267,474	34,870,585
Application Software–2.08%
Intuit, Inc.	41,483	26,854,020
Salesforce, Inc.	151,782	39,281,182
		66,135,202
Asset Management & Custody Banks–1.41%
BlackRock, Inc.	50,988	44,690,982
Building Products–1.61%
Carlisle Cos., Inc.	57,572	24,098,488
Johnson Controls International PLC	375,529	26,865,344
		50,963,832
Communications Equipment–1.12%
Motorola Solutions, Inc.	88,879	35,455,611
Construction Materials–0.86%
CRH PLC	318,729	27,315,075
Consumer Finance–0.87%
American Express Co.	109,214	27,635,511
Consumer Staples Merchandise Retail–2.11%
Walmart, Inc.	974,188	66,868,264
Distillers & Vintners–1.11%
Constellation Brands, Inc., Class A	144,221	35,357,220
Diversified Banks–3.68%
JPMorgan Chase & Co.	344,002	73,203,626
PNC Financial Services Group, Inc. (The)	240,030	43,469,433
		116,673,059
Electric Utilities–2.02%
American Electric Power Co., Inc.	405,796	39,816,704
PPL Corp.	814,617	24,210,417
		64,027,121
Electrical Components & Equipment–2.34%
Emerson Electric Co.	361,741	42,363,489
Hubbell, Inc.	80,994	32,045,276
		74,408,765
Electronic Manufacturing Services–1.20%
TE Connectivity Ltd.	247,178	38,146,981
Fertilizers & Agricultural Chemicals–0.39%
Mosaic Co. (The)	413,027	12,295,814
Financial Exchanges & Data–0.68%
CME Group, Inc., Class A	111,016	21,504,909
Shares		Value
Food Distributors–1.02%
Sysco Corp.	420,828	$32,256,466
Health Care Equipment–3.65%
Becton, Dickinson and Co.	185,921	44,818,116
Stryker Corp.	94,206	30,847,755
Zimmer Biomet Holdings, Inc.	361,560	40,259,706
		115,925,577
Home Improvement Retail–1.84%
Lowe’s Cos., Inc.	237,920	58,411,739
Household Products–1.96%
Procter & Gamble Co. (The)	386,219	62,088,566
Industrial Machinery & Supplies & Components–1.09%
Parker-Hannifin Corp.	61,505	34,514,146
Industrial REITs–1.59%
Prologis, Inc.	401,500	50,609,075
Insurance Brokers–1.07%
Marsh & McLennan Cos., Inc.	151,891	33,806,380
Integrated Oil & Gas–1.68%
Chevron Corp.	332,588	53,370,396
Integrated Telecommunication Services–0.99%
Verizon Communications, Inc.	772,234	31,290,922
Interactive Media & Services–3.43%
Alphabet, Inc., Class A	360,892	61,907,414
Meta Platforms, Inc., Class A	98,765	46,896,585
		108,803,999
Investment Banking & Brokerage–1.62%
Charles Schwab Corp. (The)	246,367	16,060,665
Morgan Stanley	344,011	35,505,375
		51,566,040
Life Sciences Tools & Services–2.03%
Danaher Corp.	127,125	35,223,795
Lonza Group AG (Switzerland)	43,840	29,193,458
		64,417,253
Managed Health Care–2.26%
UnitedHealth Group, Inc.	124,370	71,657,019
Movies & Entertainment–1.36%
Walt Disney Co. (The)	461,391	43,227,723
Multi-Family Residential REITs–0.74%
Mid-America Apartment Communities, Inc.	166,986	23,339,633
Multi-line Insurance–1.58%
American International Group, Inc.	632,796	50,136,427
Multi-Utilities–0.63%
Ameren Corp.	251,641	19,947,582
Oil & Gas Exploration & Production–1.88%
ConocoPhillips	297,039	33,030,737

See accompanying notes which are an integral part of this schedule.
Invesco Rising Dividends Fund

Shares		Value
Oil & Gas Exploration & Production–(continued)
Marathon Oil Corp.	947,831	$26,586,659
		59,617,396
Oil & Gas Storage & Transportation–1.20%
Cheniere Energy, Inc.	208,025	37,993,686
Pharmaceuticals–6.36%
AstraZeneca PLC, ADR (United Kingdom)	385,259	30,493,250
Eli Lilly and Co.	78,566	63,188,277
Johnson & Johnson	273,280	43,137,248
Merck & Co., Inc.	369,037	41,749,155
Sanofi S.A., ADR	448,637	23,243,883
		201,811,813
Property & Casualty Insurance–0.80%
Hartford Financial Services Group, Inc. (The)	228,100	25,300,852
Rail Transportation–1.62%
Union Pacific Corp.	208,817	51,521,418
Restaurants–1.64%
McDonald’s Corp.	196,282	52,093,243
Semiconductor Materials & Equipment–1.27%
Applied Materials, Inc.	189,809	40,277,470
Semiconductors–10.52%
Broadcom, Inc.	401,325	64,484,901
Microchip Technology, Inc.	401,203	35,618,803
NVIDIA Corp.	1,698,100	198,711,662
Texas Instruments, Inc.	172,183	35,092,617
		333,907,983
Specialty Chemicals–1.82%
DuPont de Nemours, Inc.	394,195	32,994,121
PPG Industries, Inc.	194,625	24,713,483
		57,707,604
Systems Software–7.39%
Microsoft Corp.	560,866	234,638,291
Technology Hardware, Storage & Peripherals–5.48%
Apple, Inc.	677,046	150,358,375
Shares		Value
Technology Hardware, Storage & Peripherals–(continued)
Dell Technologies, Inc., Class C	207,532	$23,592,238
		173,950,613
Telecom Tower REITs–1.18%
American Tower Corp.	170,292	37,532,357
Timber REITs–0.73%
Weyerhaeuser Co.	734,303	23,321,463
Tobacco–1.77%
Philip Morris International, Inc.	489,010	56,314,392
Trading Companies & Distributors–0.50%
AerCap Holdings N.V. (Ireland)	168,178	15,800,323
Transaction & Payment Processing Services–1.64%
Visa, Inc., Class A(b)	195,646	51,977,273
Total Common Stocks & Other Equity Interests (Cost $1,916,571,438)		3,130,003,128
Money Market Funds–1.60%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(c)(d)	17,714,598	17,714,598
Invesco Treasury Portfolio, Institutional Class, 5.20%(c)(d)	33,028,446	33,028,446
Total Money Market Funds (Cost $50,743,044)		50,743,044
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.24% (Cost $1,967,314,482)		3,180,746,172
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.49%
Invesco Private Government Fund, 5.30%(c)(d)(e)	4,260,046	4,260,046
Invesco Private Prime Fund, 5.48%(c)(d)(e)	11,119,155	11,122,491
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,382,537)		15,382,537
TOTAL INVESTMENTS IN SECURITIES–100.73% (Cost $1,982,697,019)		3,196,128,709
OTHER ASSETS LESS LIABILITIES—(0.73)%		(23,116,497)
NET ASSETS–100.00%		$3,173,012,212
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco Rising Dividends Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2024.
(c)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$31,552,739	$81,075,334	$(94,913,475)	$-	$-	$17,714,598	$822,597
Invesco Liquid Assets Portfolio, Institutional Class	22,665,771	52,628,653	(75,296,231)	(2,577)	4,384	-	595,269
Invesco Treasury Portfolio, Institutional Class	36,060,273	105,849,746	(108,881,573)	-	-	33,028,446	948,258
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	22,763,350	31,107,976	(49,611,280)	-	-	4,260,046	647,602*
Invesco Private Prime Fund	58,550,269	73,799,333	(121,238,787)	(1,662)	13,338	11,122,491	1,731,302*
Total	$171,592,402	$344,461,042	$(449,941,346)	$(4,239)	$17,722	$66,125,581	$4,745,028

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Rising Dividends Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,100,809,670	$29,193,458	$—	$3,130,003,128
Money Market Funds	50,743,044	15,382,537	—	66,125,581
Total Investments	$3,151,552,714	$44,575,995	$—	$3,196,128,709
Invesco Rising Dividends Fund